OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial information of operating segments
Net sales	$ 3,680.8	$ 3,694.9	$ 3,568.2	$ 3,336.6	$ 3,559.5	$ 3,484.0	$ 3,337.8	$ 2,872.1	$ 14,280.5	$ 13,253.4	$ 11,838.7
Long-Lived Assets, net	14,595.6				14,938.1				14,595.6	14,938.1
United States
Financial information of operating segments
Net sales									7,233.6	6,696.0	5,865.3
Long-Lived Assets, net	8,677.2				8,755.8				8,677.2	8,755.8
EMEA
Financial information of operating segments
Net sales									3,470.6	3,255.0	3,027.9
Long-Lived Assets, net	2,066.8				2,180.2				2,066.8	2,180.2
Asia Pacific
Financial information of operating segments
Net sales									1,685.9	1,631.8	1,586.8
Long-Lived Assets, net	2,339.8				2,368.6				2,339.8	2,368.6
Latin America
Financial information of operating segments
Net sales									1,177.4	1,022.6	849.7
Long-Lived Assets, net	779.8				832.4				779.8	832.4
Canada
Financial information of operating segments
Net sales									713.0	648.0	509.0
Long-Lived Assets, net	$ 732.0				$ 801.1				$ 732.0	$ 801.1